SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet through the date when the financial statements were issued for possible adjustment to the financial statements or disclosures. Management of the Company determined that there were no reportable subsequent events to be disclosed.

NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet through the date when the financial statements were issued for possible adjustment to the financial statements or disclosures. Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

•	On February 1, 2012, Mr. Amit S. Dang resigned as a member of the Company's Board of Directors.
•	On February 13, 2012, the Company began offering for sale units of its securities on a best efforts basis no with minimum at a price of $0.20 per unit. Each unit consists of: (i) one share of its common stock, $0.00001 par value per share; and (ii) one-half of one Series D Stock Purchase Warrant. Each full Series D Warrant entitles the holder to purchase one additional share of our common stock at a price of $0.30 for a period commencing on the date of issuance and terminating on December 31, 2013.